Unit Based Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unit-based compensation expense	$ 76,245	$ 65,427	$ 62,249
Cash settled restricted unit-based compensation awards	$ 140,976	$ 129,896
Restricted Unit
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted units granted	2,577,626	1,424,058	321,318
Common units aggregate value, granted	$ 3,000	$ 3,700	$ 1,600
Vesting period from grant date (in years)	3 years
Non-vested restricted units outstanding	3,764,261	1,456,999	480,301
Common units, vested	460,689	342,560	255,370
Common units, value	$ 1,600	$ 2,000	$ 2,200
Equity based compensation and other, units	116,282	111,336	83,060
Payment to the grantees	$ 300	$ 400	$ 600
Unit-based compensation expense	2,600	1,400	$ 900
Cash settled restricted unit-based compensation awards	2,400	$ 700
Non-vested awards not yet recognized	$ 3,200
Expected weighted average period of non-vested awards not yet recognized (in years)	1 year 1 month
Non-management directors
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in units)	561,420
Common units aggregate value, granted	$ 700